Fair Value Measurements - Items disclosed at fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total current and non-current debt	$ 595,376	$ 553,965	$ 427,587
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total current and non-current debt	$ 539,631	$ 471,890	$ 350,000